Income Tax (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities
For the calendar years ended December 31, 2021 and 2020, the tax effects of significant items comprising the Company’s deferred taxes are as follows:

	December 31,
	2021	2020
Deferred tax assets:
Net operating losses	$23,104	$15,543
Tax credits	4,915	2,775
Lease Liability	6,350	3,930
Accruals and reserves	738	526
Stock-based compensation	28	17
Other	600	2

Total deferred tax assets	35,735	22,793
Deferred tax liabilities:
Operating lease right-of-use assets	(5,789)	(3,590)
Fixed asset basis	(236)	(178)

Total deferred tax liabilities	(6,025)	(3,768)
Valuation allowance	(29,710)	(19,025)

Net deferred taxes	$—	$—

Summary of Net Operating Losses And Tax Credit Carryforwards
Net operating losses and tax credit carryforwards as of December 31, 2021 are as follows (in thousands):

	Amount	Expiration Years
Net operating losses, federal (Post December 31, 2017)	$86,602	Do Not Expire
Net operating losses, federal (Pre January 1, 2018)	$3,508	12/31/2031
Net operating losses, state	$55,023	12/31/2032
Tax credits, federal	$3,573	12/31/2032
Tax credits, state	$3,120	Do Not Expire
Net operating losses, foreign	$1,146	Do Not Expire

Schedule of Components of Income Tax Expense (Benefit)
The effective tax rate of the Company’s provision (benefit) for income taxes differs from the federal statutory rate as follows:

	December 31,
	2021	2020
Statutory rate	21.00%	21.00%
State tax	2.98%	11.68%
Other	(0.80)%	(0.05)%
Tax credits	2.29%	2.81%
Fair value of series B preferred stock tranche liability	(5.60)%	6.04%
Valuation allowance	(19.87)%	(41.48)%

Total	0.00%	0.00%